Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2025	May 31, 2025	Feb. 28, 2025	Dec. 17, 2024	Nov. 30, 2024	Sep. 10, 2024	Aug. 31, 2024	Jul. 31, 2024	May 31, 2024	Mar. 19, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Apr. 06, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Sep. 16, 2016	Aug. 31, 2016	Aug. 31, 2015
C000243703
Account Value [Line Items]
Line Graph and Table Measure Name	China Equity ETF (at NAV) $16,779
Account Value	$ 16,779						$ 11,992						$ 13,602				$ 16,212			$ 22,740	$ 20,045	$ 16,031	$ 16,199	$ 15,520		$ 11,209	$ 10,000
C000237927
Account Value [Line Items]
Line Graph and Table Measure Name	Commodity Strategy ETF (at NAV) $16,830
Account Value	$ 16,830						14,724						15,160				15,123			12,451	8,835	9,631	10,186	9,609		9,125	10,000
C000251139
Account Value [Line Items]
Line Graph and Table Measure Name	Core Equity ETF (at NAV) $11,810
Account Value	$ 11,810	$ 10,781	$ 10,772		$ 10,874		10,218	$ 10,000
C000234392
Account Value [Line Items]
Line Graph and Table Measure Name	Disrupters ETF (at NAV) $14,361
Account Value	$ 14,361	12,884	12,541		12,873		12,331		$ 11,804		$ 11,841	$ 9,855	9,689	$ 9,110	$ 8,232	$ 8,052	8,090	$ 8,157	$ 10,000
C000255686
Account Value [Line Items]
Line Graph and Table Measure Name	Growth ETF (at NAV) $11,211
Account Value	$ 11,211	10,184	9,987	$ 10,000
C000252374
Account Value [Line Items]
Line Graph and Table Measure Name	Japan Equity ETF (at NAV) $11,853
Account Value	$ 11,853	11,177	9,817		9,965	$ 10,000
C000245650
Account Value [Line Items]
Line Graph and Table Measure Name	Option Strategy ETF (at NAV) $19,851
Account Value	$ 19,851						17,992						16,234				14,408			15,747	12,848	11,923	11,918	11,231	$ 10,000
C000248517
Account Value [Line Items]
Line Graph and Table Measure Name	Small-Mid Cap ETF (at NAV) $10,331
Account Value	$ 10,331	9,656	9,981		11,090		10,395		10,039	$ 10,000
Nueberger Index: MSCI China All Shares Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI China All Shares Index (Net) $15,244
Account Value	$ 15,244						10,611						11,135				12,338			16,305	16,217	11,753	11,722	12,760		10,108	10,000
Neuberger Index: MSCI All Country World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net) $28,656
Account Value	$ 28,656						24,748						20,048				17,594			20,916	16,260	13,954	13,993	12,560		10,724	10,000
Nueberger Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $11,869
Account Value	$ 11,869	10,827	10,868		10,975		10,243	10,000
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $14,901
Account Value	$ 14,901	13,561	13,634		13,900		12,863		11,988		11,600	10,336	10,197	9,396	9,020	9,178	8,886	9,209	10,000
Nueberger Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $11,101
Account Value	$ 11,101	10,126	10,165	10,000
Nueberger Index: MSCI Japan Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Japan Index (Net) $11,854
Account Value	$ 11,854	11,052	10,079		10,095	$ 10,000
Nueberger Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $35,066
Account Value	$ 35,066						30,261						23,802				20,529			23,125	17,631	14,459	14,048	11,740	10,000
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $12,537
Account Value	$ 12,537	11,410	11,471		11,695		10,823		10,087	10,000
Nueberger Index: MSCI China A Onshore Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI China A Onshore Index (Net) $12,470
Account Value	$ 12,470						8,765						9,648				11,082			13,800	12,267	8,820	7,919	10,428		9,346	10,000
Nueberger Index: Bloomberg Commodity Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index $13,948
Account Value	$ 13,948						12,479						13,052				14,291			11,190	8,541	8,888	9,444	9,396		$ 9,124	$ 10,000
Nueberger Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $11,899
Account Value	$ 11,899	10,851	10,891		11,051		10,237	$ 10,000
Nueberger Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $16,854
Account Value	$ 16,854	15,099	14,884		15,007		13,750		12,837		12,429	10,871	10,516	9,608	8,517	8,616	8,624	8,771	10,000
Nueberger Index: Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $14,928
Account Value	$ 14,928	13,882	13,237		14,070		11,808		11,264		11,556	10,045	9,917	9,240	9,243	9,134	8,776	8,737	10,000
Nueberger Index: Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $12,679
Account Value	$ 12,679	11,115	11,375		12,881		11,476		10,744		$ 10,749	$ 9,172	9,753	$ 9,076	$ 9,413	$ 9,249	9,134	$ 8,839	$ 10,000
Nueberger Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $11,096
Account Value	$ 11,096	9,940	9,799	$ 10,000
Nueberger Index: 50% Cboe S&P 500 1-Wk PutWrite Index / 50% Cboe S&P 500 PutWrite Index
Account Value [Line Items]
Line Graph and Table Measure Name	50% Cboe S&P 500 1-Wk PutWrite Index / 50% Cboe S&P 500 PutWrite Index $15,770
Account Value	$ 15,770						14,949						$ 13,277				$ 12,251			$ 13,053	$ 10,970	$ 11,158	$ 11,724	$ 11,083	$ 10,000
Nueberger Index: Russell 2500™ Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Index $11,539
Account Value	$ 11,539	$ 10,281	$ 10,567		$ 11,581		$ 10,486		$ 9,935	$ 10,000